Retirement benefit obligations - Estimated benefit payments (Details)	Dec. 31, 2022 CHF (SFr)
Not later than one year
Defined benefit plans
Estimated defined benefit payments	SFr 374,000
Later than one year and not later than two years
Defined benefit plans
Estimated defined benefit payments	748,000
Later than two years and not later than three years
Defined benefit plans
Estimated defined benefit payments	501,000
Later than three years and not later than four years
Defined benefit plans
Estimated defined benefit payments	357,000
Later than four years and not later than five years
Defined benefit plans
Estimated defined benefit payments	358,000
Later than five years and not later than ten years
Defined benefit plans
Estimated defined benefit payments	SFr 2,238,000